Customer Concentration (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of Revenue and Accounts Receivable by Major Customers
The following table shows customers with revenues of 10% or greater of total third-party revenues and customers with accounts receivable balances of 10% or greater of total accounts receivable from third parties:

				Percentage of Accounts Receivable from Third Parties
	Year Ended December 31,			December 31,
	2017	2016	2015	2017	2016
Customer A	24%	39%	—%	28%	34%
Customer B	14%	*	—%	16%	21%
Customer C	14%	—%	—%	14%	—%
Customer D	17%	—%	—%	—%	—%
Customer E	*	13%	—%	—%	—%
Customer F	*	*	—%	15%	28%
Customer G	*	*	—%	—%	12%

* Less than 10%